REAL ESTATE PROPERTY, NET	12 Months Ended
Dec. 31, 2015
Real Estate [Abstract]
REAL ESTATE PROPERTY, NET

NOTE 3:-	REAL ESTATE PROPERTY, NET

	Land	Building	Condominium units	Currency translation adjustment	Total
Cost:

At January 1, 2014	$26,486	$158,849	$22,309	$10,595	$218,239
Additions	-	544	549	(19,202)	(18,109)
Disposals	-	-	(3,643)	-	(3,643)

At December 31, 2014	26,486	159,393	19,215	(8,607)	196,487
Additions	7,388	25,467	759	(359)	33,255

At December 31, 2015	33,874	184,860	19,974	(8,966)	229,742

Accumulated depreciation:

At January 1, 2014	-	7,676	538	264	8,478
Depreciation charge for the year	-	2,888	472	(477)	2,883
Disposals	-	-	(78)	-	(78)

At December 31, 2014	-	10,564	932	(213)	11,283
Depreciation charge for the year	-	3,314	394	(89)	3,619

At December 31, 2015	-	13,878	1,326	(302)	14,902

Real estate property, net:

At December 31, 2015	33,874	170,982	18,648	(8,664)	214,840

At December 31, 2014	$26,486	$148,829	$18,283	$(8,394)	$185,204

Estimated depreciation expenses by years are as follows:

Year	Estimated depreciation expenses

2016	$3,587
2017	3,587
2018	3,587
2019	3,587
2020 and thereafter	166,618

$180,966